Significant Accounting Policies (Details) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 07, 2023	May 04, 2023	Aug. 16, 2022	Nov. 08, 2021	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies
Cash equivalents						$ 0				$ 0			$ 0
Cash withdrawn from Trust Account to pay future taxes						203,663				203,663			0
Accretion of the discounts							$ 0			$ 0	$ 320,031		320,030
Holders of number of shares who exercised their right to redeem shares										30,460,066
Redemption price per share		$ 10.42
Aggregate redemption amount		$ 317,000,000
Increase in redemption value						398,962	$ 1,215,425	$ 4,450,363	$ 218,133	$ 4,849,325			3,743,935
Trust Account to pay its tax obligations										$ 1,911,013			$ 822,658
Number of warrants issued										26,650,000			26,650,000
Aggregate amount						6,900,000				$ 6,900,000			$ 6,900,000
Stock-based compensation expense						$ 0				$ 0
Statutory tax rate						21.00%	21.00%			21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits						$ 0				$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties						0				0		$ 0	0
Inflation Reduction Act of 2022, federal excise tax rate			1.00%
Excise tax payable attributable to redemption of common stock								$ 3,173,873		3,173,873	$ 0
Decrease due to share redemption										317,387,323
Deferred underwriting discount				$ 12,075,000
Offering costs				$ 18,479,829
Marketable securities													351,923,363
Federal depository insurance coverage													250,000
Subsequent Event
Significant Accounting Policies
Redemption price per share	$ 10.70
Aggregate redemption amount	$ 1,100,000
Initial Public Offering
Significant Accounting Policies
Number of units sold				34,500,000
Initial Public Offering | Sponsor
Significant Accounting Policies
Aggregate amount						$ 6,900,000				$ 6,900,000			$ 6,900,000
Private Placement Warrants
Significant Accounting Policies
Number of warrants issued										9,400,000			9,400,000
Public Warrants
Significant Accounting Policies
Number of warrants issued										17,250,000			17,250,000
Class A common stock
Significant Accounting Policies
Holders of number of shares who exercised their right to redeem shares		30,460,066
Number of shares issued													33,550,000
Class A common stock | Subsequent Event
Significant Accounting Policies
Holders of number of shares who exercised their right to redeem shares	98,573
Class A common stock subject to possible redemption
Significant Accounting Policies
Increase in redemption value										$ (4,849,325)	$ (1,433,558)		$ 3,743,935
Class A common stock subject to possible redemption | Initial Public Offering
Significant Accounting Policies
Number of units sold													34,500,000
Class B common stock
Significant Accounting Policies
Aggregate of shares					999,665
Class B common stock | Sponsor | Non Redemption Agreements
Significant Accounting Policies
Holders of number of shares who exercised their right to redeem shares					999,665
Aggregate of shares					999,665
Estimated aggregate fair value of the shares					$ 884,554
Estimated aggregate fair value of the shares (in dollars per share)					$ 0.88